General	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Business
Business

 Rocky Mountain High Brands, Inc. (“RMHB” or the “Company”) was incorporated under the laws of the State of Nevada. On July 17, 2014, the Company changed its name from Republic of Texas Brands Incorporated to Totally Hemp Crazy, Inc and on October 23, 2015, the Company changed its name to Rocky Mountain High Brands, Inc.

RMHB currently operates through its parent company, three wholly-owned subsidiaries and one minority-owned subsidiary, which the Company controls. All subsidiaries are consolidated for financial reporting purposes.

RMHB is a consumer goods company that specializes in developing, manufacturing, marketing, and distributing high-quality, health conscious, cannabidiol (“CBD”) and hemp- infused products that span various categories including beverage, food, fitness, skin care and more. RMHB also markets a naturally high alkaline spring water and a water-based whey protein and energy drink as part of our brand portfolio.

In March 2018, the Company launched the HEMPd brand with tinctures, gummies, water soluble drops, capsules, lotions, salves, and E-juice liquids. In October 2018, the Company introduced CBD-infused waters in four flavors and plans to introduce additional HEMPd product offerings in the future. HEMPd products are marketed through the Company’s Rocky Mountain Hemp Company subsidiary. In November 2018, the Company discontinued sales of its vape-related products.

On July 25, 2018 the Company acquired the assets of BFIT Brands, LLC (“BFIT”), an Arizona limited liability company. These assets include the cash, accounts receivable, inventory, FitWhey trademark, recipes and formulas of BFIT’s FitWhey branded water-based protein drinks containing caffeine and a vitamin-B pack.

The Company continues to market its naturally flavored hemp-infused functional beverage, Mango Energy. RMHB also bottles and distributes its naturally high alkaline spring water under the name Eagle Spirit Spring Water.

Rocky Mountain High Brands, Inc. (“RMHB” or the “Company”) is incorporated under the laws of the State of Nevada. On July 17, 2014, the Company changed its name from Republic of Texas Brands Incorporated to Totally Hemp Crazy, Inc and on October 23, 2014, the Company changed its name to Rocky Mountain High Brands, Inc.

RMHB currently operates through its parent company, three wholly-owned subsidiaries and one minority-owned subsidiary, which the Company controls. All subsidiaries are consolidated for financial reporting purposes.

RMHB is a lifestyle brand management company that markets primarily CBD and hemp-infused products to health-conscious consumers. Our products span various categories including beverage, food, fitness, and skin care. RMHB also markets a naturally high alkaline spring water and a water-based protein drink with caffeine and B vitamins. All products comply with federal regulations on hemp products and contain 0.0% tetrahydrocannabinol (THC), the psychoactive constituent of cannabis.

In March 2018, the Company launched the HEMPd brand with gummies, water soluble drops, capsules, tinctures, lotions, and salves. The Company introduced four flavors of CBD-infused waters in 12 oz. cans in November 2018.

In July 2018, the Company acquired the assets of BFIT Brands, LLC and formed a new subsidiary, FitWhey Brands Inc. FitWhey markets a line-up of five water-based protein drinks that include caffeine and B vitamins.

During 2017 and 2018, the Company continued to market its lineup of naturally flavored hemp-infused functional beverages, as well as hemp-infused 2oz. Mango Energy Shots and Mixed Berry Energy Shots through the first half of 2018. The Company plans to introduce updated offerings of hemp seed extract-infused functional beverages in the second quarter of 2019 under the name of Rocky Mountain.